Other Receivables (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Government institutions		$ 98	$ 108
Current tax assets		87	79
Financial asset at amortized cost	[1]	67	0
Prepaid expenses		51	52
Investments at fair value through other comprehensive income		40	0
Other		60	56
Total other receivables		$ 403	$ 295

[1]	See Note 8B.